Stockholders' Equity (Details Narrative)	Jun. 30, 2015 USD ($) $ / shares shares
Common stock shares, par value | $ / shares	$ 0.0001
Common stock shares, authorized	100,000,000
Preferred stock shares, par value | $ / shares	$ 0.0001
Preferred stock shares, authorized	10,000,000
Voting rights description	Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.
Common stock shares, issued	15,000,000
Common stock, value, issued | $	$ 1,500
Common stock shares, outstanding	15,000,000
Preferred stock shares, issued
Preferred stock shares, outstanding
Jonathan McDermott [Member]
Common stock shares, par value | $ / shares	$ 0.0001
Common stock shares, issued	100,000
Common stock, value, issued | $	$ 10
Vigil & Vigil Investments, Inc [Member]
Common stock shares, par value | $ / shares	$ 0.0001
Common stock shares, issued	14,900,000
Common stock, value, issued | $	$ 1,490